Introduction, basis of presentation of the consolidated financial statements and other information - Total amounts of financial assets not yet reformed (Details) - 12 months ended Dec. 31, 2021
$ in Millions, $ in Millions
	MXN ($) contract	USD ($)	MXN ($)
Disclosure of quantitative information about financial instruments that have yet to transition to alternative benchmark rate [line items]
Total of unreformed contracts | contract	4,407
Total amount of unreformed contracts		$ 44,807
Other assets | At cost
Disclosure of quantitative information about financial instruments that have yet to transition to alternative benchmark rate [line items]
Total of unreformed contracts | contract	14
Total amount of unreformed contracts		138
Financial assets designated at fair value through profit or loss
Disclosure of quantitative information about financial instruments that have yet to transition to alternative benchmark rate [line items]
Derivative assets notional amount			$ 733,462
Derivative liabilities notional amount			$ 733,886
Financial assets designated at fair value through profit or loss | Derivatives [member]
Disclosure of quantitative information about financial instruments that have yet to transition to alternative benchmark rate [line items]
Total of unreformed contracts | contract	3,690
Total amount of unreformed contracts		9,363
Financial assets at amortized cost category | Loans to customers
Disclosure of quantitative information about financial instruments that have yet to transition to alternative benchmark rate [line items]
Total of unreformed contracts | contract	703
Total amount of unreformed contracts		$ 35,306
Loans to customers
Disclosure of quantitative information about financial instruments that have yet to transition to alternative benchmark rate [line items]
Allowances for impairment losses	$ 1,110